                       SUPPLEMENT DATED DECEMBER 13, 1999
                                       to

                          PROSPECTUS DATED MAY 1, 1999
                                      and

                         SUPPLEMENT DATED JULY 15, 1999

                                      for

                       Flexible Payment Variable Annuity

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account A

EFFECTIVE DECEMBER 13, 1999 THE ELEVEN NEW SUBACCOUNTS ADDED AS OF JULY 15, 1999 ARE NOW AVAILABLE IN THE STATE OF VERMONT.

#820-352                                                      Reg. No. 333-59717